Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Assets [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 57		€ 79
Mortgage and other asset-backed securities		495		714
Total mortgage- and other asset-backed securities		552		793
Debt securites and other debt obligations		3,454		3,870
Debt securities and other debt obligations, held for trading		3,042		3,559
Corporate, sovereign and other debt securities (held for trading)		3,042		3,559
Debt securities and other debt obligations, designated at fair value through profit or loss		0		44
Debt securities and other debt obligations, Non-trading financial assets mandatory at fair value through profit or loss		335
Debt securities and other debt obligations, available for sale				267
Debt securities and other debt obligations, Mandatory at fair value through OCI		76
Equity securities		1,447		913
Equity securities, held for trading		297		282
Equity securities, Non-trading financial assets mandatory at fair value through profit or loss		1,150
Equity securities, designated at fair value through P/L				151
Equity securities, available for sale				480
Loans		6,414		7,397
Loans, held for trading		5,067		4,376
Loans, Non-trading financial assets mandatory at fair value through profit or loss		1,318
Loans, Designated at fair value through profit or loss		0		338
Loans, Available-for-sale				2,684
Loans, Mandatory at fair value through OCI		30
Loan commitments (financial instruments)		0		0
Other financial instruments		2,186	[1]	1,710	[2]
Total non-derivative financial instruments held at fair value		14,053		14,683
Market values from derivative financial instruments:
Interest rates derivatives		4,368		4,466
Credit derivatives		719		630
Equity derivatives		1,099		728
FX derivatives		938		1,113
Other derivatives		1,058		402
Total market values from derivative financial instruments		8,182		7,340
Liabilities [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securites and other debt obligations		1,196		1,307
Debt securities and other debt obligations, held for trading		0		2
Debt securities and other debt obligations, designated at fair value through profit or loss		1,196		1,305
Equity securities		121		0
Equity securities, held for trading		121		0
Loans		0		0
Loans, held for trading		0		0
Loans, Designated at fair value through profit or loss		0		0
Loan commitments (financial instruments)		0		8
Other financial instruments		133	[3]	131	[4]
Total non-derivative financial instruments held at fair value		1,450		1,446
Market values from derivative financial instruments:
Interest rates derivatives		2,858		2,250
Credit derivatives		806		909
Equity derivatives		1,522		1,347
FX derivatives		900		1,058
Other derivatives	[5]	(250)		129
Total market values from derivative financial instruments		€ 5,836		€ 5,693
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	142		136
Mortgage and other asset-backed securities, Price based valuation, Price	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	32		12
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[6]	0.00%		0.00%
Debt securites and other debt obligations, Price based valuation, Price	[6]	0.00%		0.00%
Held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	33		34
Equity securities, Market approach valuation, Price per net asset value	[6]	70.00%		60.00%
Held for trading, Market approach valuation, Enterprise value / EBITDA (multiple)	[6]	6		1
Non-trading financial assets mandatory at fair value through profit or loss, Discounted cash flow valuation, Weighted average cost capital	[6]	7.00%
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital	[6]			8.00%
Loans, Priced based valuation, Price	[6]	0.00%		0.00%
Loans, held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	195		190
Non-trading financial assets mandatory at fair value through profit or loss, Discounted cash flow, Constant default rate	[6]	0.00%
Loans, Designated at fair value through profit or loss, Discounted cash flow valuation, Constant default rate	[6]	40.00%		0.00%
Loans, Available-for-sale, Discounted cash flow valuation, Recovery rate	[6]			40.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[6]	1		5
Loan Commitments, Discounted cash flow valuation, Recovery rate	[6]	25.00%		37.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[6]	0.00%		0.00%
Other financial instruments, Discounted cash flow valuation, IRR	[6]	8.00%		1.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[6]	80		224
Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)		(64)		(72)
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate		1.00%		(3.00%)
Interest rate derivatives, Discounted cash flow valuation, Constant default rate		0.00%		0.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate		1.00%		2.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility		0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility		0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation		(25.00%)		(25.00%)
Interest rate derivatives, Option pricing model valuation, Hybrid correlation		(85.00%)		(85.00%)
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)		0.21		0
Credit derivatives, Discounted cash flow valuation, Recovery rate		0.00%		0.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation		36.00%		37.00%
Equity derivatives, Option pricing model valuation, Stock volatility		5.00%		6.00%
Equity derivatives, Option pricing model valuation, Index volatility		12.00%		7.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation		0.00%		0.00%
Equity derivatives, Option pricing model valuation, Stock - stock correlation		2.00%		2.00%
Equity derivatives, Option pricing model valuation, Stock forwards		0.00%		0.00%
Equity derivatives, Option pricing model valuation, Index forwards		0.00%		0.00%
FX derivatives, Option pricing model valuation, Volatilty		(5.00%)		(6.00%)
Other derivatives, Discounted cash flow valuation, Credit spread (bps)		0		0
Other derivatives, Option pricing model valuation, Index volatilty		15.00%		0.00%
Other derivatives, Option pricing model valuation, Commodity correlation		(25.00%)		10.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member]
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[6]	101.00%		102.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	1,712		2,217
Mortgage and other asset-backed securities, Price based valuation, Price	[6]	101.00%		102.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[6]	1,500		2,000
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[6]	100.00%		90.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[6]	20.00%		25.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[6]	30.00%		29.00%
Debt securites and other debt obligations, Price based valuation, Price	[6]	129.00%		176.00%
Held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	334		500
Equity securities, Market approach valuation, Price per net asset value	[6]	100.00%		100.00%
Held for trading, Market approach valuation, Enterprise value / EBITDA (multiple)	[6]	17		14
Non-trading financial assets mandatory at fair value through profit or loss, Discounted cash flow valuation, Weighted average cost capital	[6]	20.00%
Equity securities, available-for-sale, Discounted cash flow valuation, Weighted average cost capital	[6]			20.00%
Loans, Priced based valuation, Price	[6]	102.00%		161.00%
Loans, held for trading, Discounted cash flow valuation, Credit spread (bps)	[6]	575		1,578
Non-trading financial assets mandatory at fair value through profit or loss, Discounted cash flow, Constant default rate	[6]	0.00%
Loans, Designated at fair value through profit or loss, Discounted cash flow valuation, Constant default rate	[6]	40.00%		0.00%
Loans, Available-for-sale, Discounted cash flow valuation, Recovery rate	[6]			40.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[6]	786		261
Loan Commitments, Discounted cash flow valuation, Recovery rate	[6]	75.00%		75.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[6]	100.00%		100.00%
Other financial instruments, Discounted cash flow valuation, IRR	[6]	46.00%		24.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[6]	261		254
Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)		860		1,036
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate		2.00%		11.00%
Interest rate derivatives, Discounted cash flow valuation, Constant default rate		17.00%		16.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate		39.00%		38.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility		9.00%		5.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility		26.00%		103.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation		99.00%		100.00%
Interest rate derivatives, Option pricing model valuation, Hybrid correlation		85.00%		90.00%
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)		2,005		17,957
Credit derivatives, Discounted cash flow valuation, Recovery rate		4600.00%		94.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation		70.00%		90.00%
Equity derivatives, Option pricing model valuation, Stock volatility		84.00%		90.00%
Equity derivatives, Option pricing model valuation, Index volatility		63.00%		53.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation		0.00%		0.00%
Equity derivatives, Option pricing model valuation, Stock - stock correlation		84.00%		93.00%
Equity derivatives, Option pricing model valuation, Stock forwards		11.00%		7.00%
Equity derivatives, Option pricing model valuation, Index forwards		5.00%		95.00%
FX derivatives, Option pricing model valuation, Volatilty		25.00%		31.00%
Other derivatives, Discounted cash flow valuation, Credit spread (bps)		0		0
Other derivatives, Option pricing model valuation, Index volatilty		82.00%		79.00%
Other derivatives, Option pricing model valuation, Commodity correlation		86.00%		75.00%

[1]	Other financial assets include 69 million of other trading assets, 2.1 billion of other financial assets mandatory at fair value and 17 million other financial assets designated at fair value.
[2]	Other financial assets include 34 million of other trading assets, 956 million of other financial assets designated at fair value and 674 million other financial assets available for sale.
[3]	Other financial liabilities include 133 million of securities sold under repurchase agreements designated at fair value.
[4]	Other financial liabilities include 131 million of securities sold under repurchase agreements designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.